Long-Term Debt - Revolvers - Additional Information (Details)	9 Months Ended
	Sep. 30, 2017 USD ($) credit_facility vessel	Nov. 24, 2017 USD ($)	Nov. 10, 2017 USD ($)	Jun. 30, 2017 credit_facility	Dec. 31, 2016 USD ($)
Line of Credit
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers, remainder of 2017	$ 6,100,000
Reduction in the total amount available under revolvers, 2018	$ 423,700,000
Months required to repay all borrowings	12 months
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
First-priority Mortgages
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Number of vessels | vessel	4
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	3
Revolving Credit Facilities | Revolving Credit Facility Maturing 2017
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities	$ 170,000,000
Revolving Credit Facilities | Revolving Credit Facility Maturing 2017 | Subsequent Event
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities			$ 170,000,000
Revolving Credit Facilities | Revolving Credit Facility Maturing 2018 | Subsequent Event
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities		$ 190,000,000	$ 190,000,000
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility				1
Borrowings provided under revolving credit facilities	$ 429,800,000				$ 451,900,000
Undrawn amount of revolving credit facilities	$ 90,000,000				$ 243,700,000
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum
Debt Instrument [Line Items]
Variable interest rate on debt	0.55%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum
Debt Instrument [Line Items]
Variable interest rate on debt	1.25%